Income Taxes - Effective Tax Rate Reconciliation (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax expense (benefit) at U.S. federal statutory rate	$ 57.2	$ 11.3	$ (208.6)
Income tax expense calculated on noncontrolling interests	(21.5)	(23.1)	(22.0)
State and foreign tax expense, net of federal tax	6.3	0.2	(7.9)
Increase (decrease) in deferred tax asset valuation allowance	(51.8)	11.0	235.3
Amount allocated to other comprehensive income	0.0	(15.5)	(8.0)
Credit for U.S. tax legislation	(4.3)	0.0	0.0
Transition tax on foreign earnings	7.9	0.0	0.0
Other differences	4.0	(0.8)	4.9
Income tax expense (benefit)	$ (2.2)	$ (16.9)	$ (6.3)